Active Growth ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Active Growth ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	14.67%	32.84%	37.66%